Note 15 - Derivative Financial Instruments - Derivative Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest rate swap contracts		$ 50,402
Derivatives	240,181	202,700
Total derivative liabilities	240,181	253,102
Interest Rate Swap [Member]
Interest rate swap contracts		50,402
Derivatives	$ 240,181	$ 202,700